Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Schedule of Inventories

	As at March 31,
	2022		2023
Stores and spare parts	₹	28	₹	30
Finished and traded goods		1,306		1,158
	₹	1,334	₹	1,188